Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Summary of Impact of Implementation of IFRS 15 on Consolidated Statement of Financial Position (Parenthetical) (Detail) - CNY (¥)
¥ in Millions
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Deferred revenues		¥ 375	¥ 1,233
Consideration payable to customer, netted off deferred tax	¥ 2,224
IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Incremental cost to obtain contracts	940
Deferred revenues	446
Telecommunications service contracts [member]
Disclosure of initial application of standards or interpretations [line items]
Advance		55,018
Deferred revenues		¥ 765
Telecommunications service contracts [member] | IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Advance	64,912
Deferred revenues	787
Consideration allocated to provision of telecommunications services	527
Information and application services [member] | IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Unbilled revenue	¥ 633